Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Merger Reserve	Foreign Exchange Reserve	Other Reserves	Accumulated Losses	Equity Attributable to the Parent	Non- controlling Interest
Beginning balance at Dec. 31, 2015	$ 69,511	$ 6,832	$ 186,582		$ (6,771)	$ 4,109	$ (128,475)	$ 62,277	$ 7,234
Changes in equity
Issue of share capital, net of transaction costs	155,418	1,012	154,406					155,418
Total comprehensive Income/ (loss)	(108,781)				(27,322)		(81,414)	(108,736)	(45)
Issue of warrants	409					409		409
Share based payment – equity settled	15,339					15,339	(7,012)	15,339
Transactions with non- controlling interests	(12,980)				1,222		(7,012)	(5,790)	(7,190)
Ending balance at Dec. 31, 2016	118,916	7,844	340,988		(32,871)	19,857	(216,901)	118,917	(1)
Changes in equity
Issue of share capital, net of transaction costs	340,301	1,454	336,686			2,161		340,301
Total comprehensive Income/ (loss)	(78,771)				33,504		(112,275)	(78,771)
Share based payment – equity settled	16,457					16,457	(1)	16,457
Transactions with non- controlling interests							(1)	(1)	$ 1
Ending balance at Dec. 31, 2017	396,903	9,298	677,674		633	38,475	(329,177)	396,903
Changes in equity
Capital reorganization	106,507	652	(677,674)	$ 783,529				106,507
Issue of share capital, net of transaction costs	774,344	2,044	772,300					774,344
Total comprehensive Income/ (loss)	(179,281)				(24,142)	436	(155,575)	(179,281)
Share based payment – equity settled	29,958					28,563	1,395	29,958
Ending balance at Dec. 31, 2018	$ 1,128,431	$ 11,994	$ 772,300	$ 783,529	$ (23,509)	$ 67,474	$ (483,357)	$ 1,128,431